United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-4018

(Investment Company Act File Number)

Federated Hermes High Yield Trust

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 02/28/21

Date of Reporting Period: Six months ended 08/31/20

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
August 31, 2020

Share Class | Ticker	A | FHYAX	C | FHYCX	Institutional | FHTIX
	Service | FHYTX	R6 | FHYLX

Federated Hermes Opportunistic High Yield Bond Fund
(formerly, Federated High Yield Trust)
Fund Established 1984

A Portfolio of Federated Hermes High Yield Trust
(formerly, Federated High Yield Trust)
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

J. Christopher
Donahue
President
Federated Hermes Opportunistic High Yield Bond Fund
Letter from the President
Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from March 1, 2020 through August 31, 2020.
As we all confront the unprecedented effects of the coronavirus and the challenges it presents to our families, communities, businesses and the financial markets, I want you to know that everyone at Federated Hermes is dedicated to helping you successfully navigate the markets ahead. You can count on us for the insights, investment management knowledge and client service that you have come to expect. Please refer to our website, FederatedInvestors.com, for timely updates on this and other economic and market matters.
Thank you for investing with us. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Portfolio of Investments Summary Table (unaudited)
At August 31, 2020, the Fund’s index classification1 was as follows:
Index Classification	Percentage of Total Net Assets[2]
Health Care	8.0%
Midstream	7.9%
Cable Satellite	7.8%
Media Entertainment	6.7%
Technology	6.6%
Packaging	5.5%
Independent Energy	5.3%
Automotive	5.2%
Insurance - P&C	4.0%
Gaming	3.6%
Pharmaceuticals	3.2%
Other[3]	30.7%
Bank Loan Core Fund	2.0%
Cash Equivalents[4]	2.5%
Other Assets and Liabilities—Net[5]	1.0%
TOTAL	100.0%
1
Index classifications are based upon, and individual portfolio securities are assigned to, the classifications and sub-classifications of the Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index (BBHY2%ICI). Individual portfolio securities that are not included in the BBHY2%ICI are assigned to an index classification by the Fund’s Adviser.
2
As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) in which the Fund invested less than 10% of its net assets is listed individually in the table.
3
For purposes of this table, index classifications which constitute less than 3.5% of the Fund’s total net assets have been aggregated under the designation “Other.”
4
Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
5
Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
August 31, 2020 (unaudited)
Principal Amount or Shares		Value
	CORPORATE BONDS—86.5%
	Aerospace/Defense—1.4%
$2,350,000	TransDigm, Inc., Sec. Fac. Bond, 144A, 6.250%, 3/15/2026	$2,482,693
1,375,000	TransDigm, Inc., Sr. Sub. Note, 6.375%, 6/15/2026	1,408,894
1,425,000	TransDigm, Inc., Sr. Sub. Note, 6.500%, 7/15/2024	1,435,602
1,500,000	TransDigm, Inc., Sr. Sub. Note, 6.500%, 5/15/2025	1,515,000
675,000	TransDigm, Inc., Sr. Sub., 6.875%, 5/15/2026	691,159
975,000	TransDigm, Inc., Sr. Sub., Series WI, 5.500%, 11/15/2027	953,647
600,000	TransDigm, Inc., Sr. Sub., Series WI, 7.500%, 3/15/2027	628,014
	TOTAL	9,115,009
	Automotive—4.5%
2,525,000	Adient Global Holdings Ltd., Sr. Unsecd. Note, 144A, 4.875%, 8/15/2026	2,371,922
150,000	Adient US LLC, 144A, 9.000%, 4/15/2025	166,781
1,550,000	American Axle & Manufacturing, Inc., Sr. Unsecd. Note, Series WI, 6.500%, 4/1/2027	1,595,531
1,950,000	Dana Financing Lux Sarl, 144A, 6.500%, 6/1/2026	2,061,881
925,000	Dana Financing Lux Sarl, Sr. Unsecd. Note, 144A, 5.750%, 4/15/2025	962,352
200,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.096%, 5/4/2023	199,000
775,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.336%, 3/18/2021	777,906
1,000,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.813%, 10/12/2021	1,006,150
825,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.063%, 11/1/2024	838,361
1,250,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.125%, 8/17/2027	1,250,356
1,175,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.140%, 2/15/2023	1,204,023
1,225,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.271%, 1/9/2027	1,237,250
1,200,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.113%, 5/3/2029	1,269,000
1,875,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.125%, 6/16/2025	1,972,950
850,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, Series GMTN, 4.389%, 1/8/2026	865,921
825,000	IHO Verwaltungs GmbH, Sec. Fac. Bond, 144A, 6.000%, 5/15/2027	868,671
700,000	IHO Verwaltungs GmbH, Sec. Fac. Bond, 144A, 6.375%, 5/15/2029	752,332
1,700,000	J.B. Poindexter & Co., Inc., Sr. Unsecd. Note, 144A, 7.125%, 4/15/2026	1,812,948
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Automotive—continued
$5,050,000	Panther BF Aggregator 2 LP, Sr. Unsecd. Note, 144A, 8.500%, 5/15/2027	$5,370,359
1,825,000	Schaeffler Verwaltung Zw, 144A, 4.750%, 9/15/2026	1,856,582
	TOTAL	28,440,276
	Building Materials—2.3%
975,000	American Builders & Contractors Supply Co., Inc., 144A, 4.000%, 1/15/2028	1,005,898
2,375,000	American Builders & Contractors Supply Co., Inc., Sr. Unsecd. Note, 144A, 5.875%, 5/15/2026	2,493,311
1,450,000	Building Materials Corp. of America, Sr. Unsecd. Note, 144A, 6.000%, 10/15/2025	1,499,010
3,025,000	CD&R Waterworks Merger Subsidiary LLC, Sr. Unsecd. Note, 144A, 6.125%, 8/15/2025	3,116,022
1,950,000	Pisces Midco, Inc., Sec. Fac. Bond, 144A, 8.000%, 4/15/2026	2,063,285
1,475,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 3.375%, 1/15/2031	1,469,469
350,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 4.375%, 7/15/2030	371,392
2,425,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2027	2,539,205
	TOTAL	14,557,592
	Cable Satellite—7.5%
850,000	CCO Holdings LLC/Cap Corp., 144A, 5.375%, 5/1/2025	876,031
975,000	CCO Holdings LLC/Cap Corp., 144A, 5.750%, 2/15/2026	1,023,077
600,000	CCO Holdings LLC/Cap Corp., Sr. Sub. Secd. Note, 144A, 5.500%, 5/1/2026	627,843
1,150,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2031	1,203,023
2,550,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.500%, 8/15/2030	2,709,388
2,125,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.750%, 3/1/2030	2,285,650
1,900,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	2,011,150
2,150,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.125%, 5/1/2027	2,292,663
725,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.375%, 6/1/2029	797,580
600,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.875%, 5/1/2027	631,350
1,600,000	CSC Holdings LLC, 144A, 5.500%, 5/15/2026	1,680,336
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Cable Satellite—continued
$500,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 3.375%, 2/15/2031	$493,910
1,825,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.625%, 12/1/2030	1,868,973
800,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2030	873,004
1,950,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 7.500%, 4/1/2028	2,191,576
4,000,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 5.500%, 4/15/2027	4,269,840
1,550,000		DISH DBS Corp., Sr. Unsecd. Note, 5.875%, 11/15/2024	1,640,578
2,200,000		DISH DBS Corp., Sr. Unsecd. Note, 7.750%, 7/1/2026	2,521,783
300,000		Doyla Holdco 18 Designated Activity Co., Sr. Unsecd. Note, 144A, 5.000%, 7/15/2028	311,235
925,000	[1,2]	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 144A, 8.500%, 10/15/2024	631,220
950,000	[1,2]	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 144A, 9.750%, 7/15/2025	657,020
1,400,000	[1,2]	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 5.500%, 8/1/2023	934,535
400,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 3.875%, 8/1/2022	404,000
1,625,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 4.125%, 7/1/2030	1,712,344
2,450,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.375%, 7/15/2026	2,570,797
450,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.500%, 7/1/2029	495,211
3,400,000		Telenet Finance Luxembourg, Sec. Fac. Bond, 144A, 5.500%, 3/1/2028	3,631,200
625,000		Virgin Media Finance PLC, Sr. Unsecd. Note, 144A, 5.000%, 7/15/2030	644,391
1,525,000		Virgin Media Secured Finance PLC, 144A, 5.500%, 8/15/2026	1,610,781
525,000		Virgin Media Secured Finance PLC, Sec. Fac. Bond, 144A, 4.500%, 8/15/2030	553,219
2,091,000		Ziggo Finance BV, Sec. Fac. Bond, 144A, 5.500%, 1/15/2027	2,201,520
1,550,000		Ziggo Finance BV, Sr. Unsecd. Note, 144A, 6.000%, 1/15/2027	1,635,878
		TOTAL	47,991,106
		Chemicals—2.7%
875,000		Alpha 2 BV, Sr. Unsecd. Note, 144A, 8.750%, 6/1/2023	891,314
1,925,000		Alpha 3 BV, Sr. Unsecd. Note, 144A, 6.250%, 2/1/2025	1,982,019
300,000		Axalta Coat/Dutch Holding BV, Sr. Unsecd. Note, 144A, 4.750%, 6/15/2027	314,625
2,450,000		Compass Minerals International, Inc., 144A, 4.875%, 7/15/2024	2,532,430
450,000		Compass Minerals International, Inc., Sr. Unsecd. Note, 144A, 6.750%, 12/1/2027	492,669
975,000		Element Solutions, Inc., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2028	997,620
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Chemicals—continued
$1,200,000	Element Solutions, Inc., Sr. Unsecd. Note, 144A, 5.875%, 12/1/2025	$1,249,500
1,575,000	Hexion, Inc., Sr. Unsecd. Note, 144A, 7.875%, 7/15/2027	1,582,922
225,000	Illuminate Buyer LLC/Illuminate Holdings IV Inc., Sr. Unsecd. Note, 144A, 9.000%, 7/1/2028	242,719
3,250,000	Koppers, Inc., Sr. Unsecd. Note, 144A, 6.000%, 2/15/2025	3,349,482
350,000	PQ Corp., Sr. Unsecd. Note, 144A, 5.750%, 12/15/2025	360,901
2,425,000	Starfruit Finco BV, Sr. Unsecd. Note, 144A, 8.000%, 10/1/2026	2,605,287
625,000	WR Grace & Co-Conn, Sr. Unsecd. Note, 144A, 4.875%, 6/15/2027	656,228
	TOTAL	17,257,716
	Construction Machinery—0.5%
925,000	United Rentals North America, Inc., Sr. Unsecd. Note, 4.000%, 7/15/2030	967,781
775,000	United Rentals North America, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2028	824,964
550,000	United Rentals North America, Inc., Term Loan—2nd Lien, 3.875%, 11/15/2027	574,063
725,000	United Rentals, Inc., Sr. Unsecd. Note, 3.875%, 2/15/2031	748,109
100,000	United Rentals, Inc., Sr. Unsecd. Note, 5.875%, 9/15/2026	106,542
	TOTAL	3,221,459
	Consumer Cyclical Services—1.9%
350,000	Allied Universal Holdco LLC, Sec. Fac. Bond, 144A, 6.625%, 7/15/2026	375,813
5,300,000	Allied Universal Holdco LLC, Sr. Unsecd. Note, 144A, 9.750%, 7/15/2027	5,878,972
3,528,000	GW B-CR Security Corp., Sr. Unsecd. Note, 144A, 9.500%, 11/1/2027	3,833,842
900,000	Garda World Security Corp., Sec. Fac. Bond, 144A, 4.625%, 2/15/2027	927,000
550,000	Go Daddy Operating Co. LLC/GD Finance Co. Inc., Sr. Unsecd. Note, 144A, 5.250%, 12/1/2027	585,593
275,000	The Brink’s Co., Sr. Unsecd. Note, 144A, 5.500%, 7/15/2025	290,641
	TOTAL	11,891,861
	Consumer Products—0.6%
1,025,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2028	1,070,920
325,000	Newell Brands, Inc., Sr. Unsecd. Note, 4.875%, 6/1/2025	352,550
650,000	Prestige Brands, Inc., Sr. Unsecd. Note, 144A, 5.125%, 1/15/2028	683,397
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Products—continued
$1,600,000	Prestige Brands, Inc., Sr. Unsecd. Note, 144A, 6.375%, 3/1/2024	$1,655,832
	TOTAL	3,762,699
	Diversified Manufacturing—1.2%
2,875,000	Gates Global LLC, Sr. Unsecd. Note, 144A, 6.250%, 1/15/2026	2,966,051
500,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 7.125%, 6/15/2025	550,128
1,050,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 7.250%, 6/15/2028	1,172,960
1,200,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 5.375%, 12/15/2021	1,210,794
1,450,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 5.375%, 6/15/2024	1,495,160
	TOTAL	7,395,093
	Environmental—0.2%
1,575,000	Tervita Escrow Corp., 144A, 7.625%, 12/1/2021	1,327,434
	Finance Companies—1.6%
275,000	Navient Corp., Sr. Unsecd. Note, 5.000%, 3/15/2027	265,991
2,625,000	Navient Corp., Sr. Unsecd. Note, 5.875%, 10/25/2024	2,707,031
300,000	Navient Corp., Sr. Unsecd. Note, 6.750%, 6/25/2025	313,253
550,000	Navient Corp., Sr. Unsecd. Note, 6.750%, 6/15/2026	573,031
325,000	Navient Corp., Sr. Unsecd. Note, 7.250%, 9/25/2023	344,199
650,000	Navient Corp., Sr. Unsecd. Note, Series MTN, 6.125%, 3/25/2024	683,017
4,525,000	Quicken Loans, Inc., 144A, 5.750%, 5/1/2025	4,669,235
450,000	Quicken Loans, Inc., Sr. Unsecd. Note, 144A, 5.250%, 1/15/2028	481,122
	TOTAL	10,036,879
	Food & Beverage—1.5%
1,850,000	Aramark Services, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	1,855,356
1,300,000	Aramark Services, Inc., Sr. Unsecd. Note, 144A, 6.375%, 5/1/2025	1,363,375
250,000	Aramark Services, Inc., Sr. Unsecd. Note, 4.750%, 6/1/2026	249,274
775,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 4.625%, 4/15/2030	809,875
1,750,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.000%, 8/15/2026	1,819,186
1,000,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2028	1,070,925
2,125,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.750%, 3/1/2027	2,250,513
	TOTAL	9,418,504
	Gaming—2.7%
175,000	Boyd Gaming Corp., Sr. Unsecd. Note, 144A, 8.625%, 6/1/2025	193,156
750,000	Boyd Gaming Corp., Sr. Unsecd. Note, 4.750%, 12/1/2027	748,732
850,000	Boyd Gaming Corp., Sr. Unsecd. Note, 6.375%, 4/1/2026	887,315
850,000	CRC Escrow Issuer LLC, Sr. Unsecd. Note, 144A, 5.250%, 10/15/2025	814,882
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Gaming—continued
$200,000	Colt Merger Sub, Inc., Sr. Secd. Note, 144A, 5.750%, 7/1/2025	$209,750
1,150,000	Colt Merger Sub, Inc., Sr. Secd. Note, 144A, 6.250%, 7/1/2025	1,218,661
1,025,000	Colt Merger Sub, Inc., Sr. Unsecd. Note, 144A, 8.125%, 7/1/2027	1,087,838
950,000	MGM Growth Properties LLC, Sr. Unsecd. Note, 5.625%, 5/1/2024	1,028,475
772,000	MGM Resorts International, Sr. Unsecd. Note, 4.625%, 9/1/2026	787,753
458,000	MGM Resorts International, Sr. Unsecd. Note, 5.500%, 4/15/2027	484,978
1,181,000	MGM Resorts International, Sr. Unsecd. Note, 5.750%, 6/15/2025	1,269,002
2,275,000	Mohegan Tribal Gaming Authority, Sr. Unsecd. Note, 144A, 7.875%, 10/15/2024	2,159,828
2,475,000	Star Group Holdings BV, Sr. Unsecd. Note, 144A, 7.000%, 7/15/2026	2,642,991
2,050,000	Station Casinos, Inc., Sr. Unsecd. Note, 144A, 5.000%, 10/1/2025	2,029,510
100,000	VICI Properties LP/ VICI Note Co., Inc., 144A, 3.500%, 2/15/2025	100,401
150,000	VICI Properties LP/ VICI Note Co., Inc., 144A, 3.750%, 2/15/2027	149,883
825,000	VICI Properties LP/ VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 4.250%, 12/1/2026	844,862
650,000	VICI Properties LP/ VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 4.625%, 12/1/2029	677,098
	TOTAL	17,335,115
	Health Care—7.9%
125,000	Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 144A, 5.500%, 7/1/2028	130,938
300,000	Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 5.625%, 2/15/2023	304,532
3,625,000	Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 6.500%, 3/1/2024	3,746,963
1,925,000	Air Medical Group Holdings, Inc., Sr. Unsecd. Note, 144A, 6.375%, 5/15/2023	1,905,952
1,750,000	Avantor Funding, Inc., Sec. Fac. Bond, 144A, 4.625%, 7/15/2028	1,853,162
1,075,000	Avantor, Inc., 144A, 6.000%, 10/1/2024	1,127,406
2,375,000	CHS/Community Health Systems, Inc., 6.250%, 3/31/2023	2,383,906
550,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 6.625%, 2/15/2025	562,320
850,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 8.000%, 3/15/2026	881,662
725,000	Charles River Laboratories International, Inc., Sr. Unsecd. Note, 144A, 5.500%, 4/1/2026	765,169
2,450,000	HCA, Inc., 5.875%, 2/15/2026	2,808,312
850,000	HCA, Inc., Sr. Unsecd. Note, 3.500%, 9/1/2030	892,500
2,275,000	HCA, Inc., Sr. Unsecd. Note, 5.375%, 2/1/2025	2,565,370
1,475,000	HCA, Inc., Sr. Unsecd. Note, 5.625%, 9/1/2028	1,756,858
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Health Care—continued
$575,000	HCA, Inc., Sr. Unsecd. Note, 5.875%, 2/1/2029	$699,419
1,225,000	IMS Health, Inc., Sr. Unsecd. Note, 144A, 5.000%, 10/15/2026	1,282,832
975,000	Iqvia, Inc., Sr. Unsecd. Note, 144A, 5.000%, 5/15/2027	1,028,206
450,000	LifePoint Health, Inc., 144A, 6.750%, 4/15/2025	487,125
600,000	LifePoint Health, Inc., Sec. Fac. Bond, 144A, 4.375%, 2/15/2027	598,500
2,575,000	LifePoint Health, Inc., Sr. Unsecd. Note, 144A, 9.750%, 12/1/2026	2,798,626
1,425,000	MEDNAX, Inc., Sr. Unsecd. Note, 144A, 6.250%, 1/15/2027	1,512,310
3,800,000	MPH Acquisition Holdings LLC, 144A, 7.125%, 6/1/2024	3,862,890
1,700,000	Polaris Intermediate Corp., Sr. Unsecd. Note, 144A, 8.500%, 12/1/2022	1,729,750
2,800,000	Team Health Holdings, Inc., Sr. Unsecd. Note, 144A, 6.375%, 2/1/2025	1,918,000
125,000	Teleflex, Inc., Sr. Unsecd. Note, 144A, 4.250%, 6/1/2028	132,031
450,000	Teleflex, Inc., Sr. Unsecd. Note, 4.875%, 6/1/2026	471,852
75,000	Tenet Healthcare Corp., 144A, 4.625%, 6/15/2028	77,987
525,000	Tenet Healthcare Corp., 144A, 4.875%, 1/1/2026	546,651
1,050,000	Tenet Healthcare Corp., 144A, 5.125%, 11/1/2027	1,110,375
75,000	Tenet Healthcare Corp., 144A, 7.500%, 4/1/2025	82,396
2,325,000	Tenet Healthcare Corp., 5.125%, 5/1/2025	2,374,406
975,000	Tenet Healthcare Corp., Sr. Secd. Note, 4.625%, 7/15/2024	998,400
1,550,000	Tenet Healthcare Corp., Sr. Unsecd. Note, 6.750%, 6/15/2023	1,652,300
1,500,000	Tenet Healthcare Corp., Sr. Unsecd. Note, 7.000%, 8/1/2025	1,552,657
400,000	Vizient, Inc., Sr. Unsecd. Note, 144A, 6.250%, 5/15/2027	426,424
2,925,000	West Street Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 6.375%, 9/1/2025	3,015,529
	TOTAL	50,043,716
	Health Insurance—1.4%
575,000	Centene Corp., Sr. Unsecd. Note, 144A, 5.250%, 4/1/2025	597,281
1,400,000	Centene Corp., Sr. Unsecd. Note, 144A, 5.375%, 6/1/2026	1,482,250
700,000	Centene Corp., Sr. Unsecd. Note, 144A, 5.375%, 8/15/2026	743,970
525,000	Centene Corp., Sr. Unsecd. Note, 4.750%, 1/15/2025	540,661
625,000	Centene Corp., Sr. Unsecd. Note, 4.750%, 1/15/2025	643,644
1,225,000	Centene Corp., Sr. Unsecd. Note, Series WI, 3.375%, 2/15/2030	1,275,917
1,425,000	Centene Corp., Sr. Unsecd. Note, Series WI, 4.250%, 12/15/2027	1,499,549
1,725,000	Centene Corp., Sr. Unsecd. Note, Series WI, 4.625%, 12/15/2029	1,892,558
	TOTAL	8,675,830
	Independent Energy—4.9%
250,000	Antero Resources Corp., Sr. Unsecd. Note, 5.125%, 12/1/2022	217,744
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Independent Energy—continued
$975,000		Antero Resources Corp., Sr. Unsecd. Note, 5.625%, 6/1/2023	$776,344
225,000		Apache Corp., Sr. Unsecd. Note, 4.625%, 11/15/2025	230,625
325,000		Apache Corp., Sr. Unsecd. Note, 4.875%, 11/15/2027	332,911
325,000		Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 10.000%, 4/1/2022	304,887
1,150,000		Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 7.000%, 11/1/2026	800,469
850,000		Berry Petroleum Co., Sr. Unsecd. Note, 144A, 7.000%, 2/15/2026	700,026
1,704,000		Callon Petroleum Corp., Sr. Unsecd. Note, 6.125%, 10/1/2024	561,788
550,000		Callon Petroleum Corp., Sr. Unsecd. Note, Series WI, 6.375%, 7/1/2026	165,583
1,625,000		Carrizo Oil & Gas, Inc., Sr. Unsecd. Note, 6.250%, 4/15/2023	579,938
175,000		Carrizo Oil & Gas, Inc., Sr. Unsecd. Note, 8.250%, 7/15/2025	53,138
1,150,000		Centennial Resource Production, LLC, Sr. Unsecd. Note, 144A, 6.875%, 4/1/2027	474,841
1,819,000	[1,2]	Chesapeake Energy Corp., 144A, 11.500%, 1/1/2025	238,744
1,275,000	[1,2]	Chesapeake Energy Corp., Sr. Unsecd. Note, 7.000%, 10/1/2024	55,781
775,000		Continental Resources, Inc., Sr. Unsecd. Note, 4.375%, 1/15/2028	745,387
2,225,000		Crownrock LP/ Crownrock F, 144A, 5.625%, 10/15/2025	2,208,312
1,875,000	[1,2]	EP Energy LLC / Everest Acquisition Finance, Inc., Sec. Fac. Bond, 144A, 8.000%, 11/29/2024	2,344
975,000		EQT Corp., Sr. Unsecd. Note, 6.125%, 2/1/2025	1,120,592
800,000		EQT Corp., Sr. Unsecd. Note, 8.750%, 2/1/2030	965,840
775,000		Endeavor Energy Resources LP, Sr. Unsecd. Note, 144A, 5.750%, 1/30/2028	794,232
400,000		Endeavor Energy Resources LP, Sr. Unsecd. Note, 144A, 6.625%, 7/15/2025	417,876
1,150,000		Gulfport Energy Corp., Sr. Unsecd. Note, 6.375%, 5/15/2025	682,692
475,000		Gulfport Energy Corp., Sr. Unsecd. Note, Series WI, 6.375%, 1/15/2026	279,566
875,000		Jagged Peak Energy, Inc., Sr. Unsecd. Note, Series WI, 5.875%, 5/1/2026	895,094
1,396,000	[3]	Oasis Petroleum, Inc., 6.875%, 3/15/2022	275,710
1,125,000	[3]	Oasis Petroleum, Inc., 6.875%, 1/15/2023	219,375
225,000	[3]	Oasis Petroleum, Inc., Sr. Unsecd. Note, 144A, 6.250%, 5/1/2026	41,210
1,100,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 2.900%, 8/15/2024	1,014,057
675,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 3.200%, 8/15/2026	593,244
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Independent Energy—continued
$900,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 3.500%, 6/15/2025	$820,728
500,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 4.100%, 2/15/2047	382,410
425,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 4.300%, 8/15/2039	329,109
550,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 4.400%, 8/15/2049	424,982
975,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 5.875%, 9/1/2025	982,313
1,100,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 6.450%, 9/15/2036	1,080,766
1,100,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 6.625%, 9/1/2030	1,133,000
625,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 8.000%, 7/15/2025	681,569
1,375,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 8.875%, 7/15/2030	1,557,187
400,000		PDC Energy, Inc., Sr. Unsecd. Note, 6.125%, 9/15/2024	409,958
1,100,000		PDC Energy, Inc., Sr. Unsecd. Note, Series WI, 5.750%, 5/15/2026	1,128,737
300,000		Parsley Energy LLC / Parsley Finance Corp., Sr. Unsecd. Note, 144A, 5.250%, 8/15/2025	309,191
600,000		Parsley Energy LLC / Parsley Finance Corp., Sr. Unsecd. Note, 144A, 5.625%, 10/15/2027	622,125
700,000		QEP Resources, Inc., Sr. Unsecd. Note, 5.250%, 5/1/2023	575,750
1,000,000		QEP Resources, Inc., Sr. Unsecd. Note, 5.625%, 3/1/2026	645,655
250,000		Range Resources Corp., Sr. Unsecd. Note, 144A, 9.250%, 2/1/2026	263,680
1,492,000		Range Resources Corp., Sr. Unsecd. Note, 4.875%, 5/15/2025	1,395,803
150,000		Range Resources Corp., Sr. Unsecd. Note, 5.000%, 3/15/2023	149,716
875,000		SM Energy Co., Sr. Unsecd. Note, 5.000%, 1/15/2024	519,439
150,000		SM Energy Co., Sr. Unsecd. Note, 6.625%, 1/15/2027	73,936
1,200,000		SM Energy Co., Sr. Unsecd. Note, 6.750%, 9/15/2026	592,272
800,000	[1,2]	Ultra Resources, Inc., Sr. Unsecd. Note, 144A, 7.125%, 4/15/2025	2,400
325,000		WPX Energy, Inc., Sr. Unsecd. Note, 5.875%, 6/15/2028	330,288
250,000		WPX Energy, Inc., Sr. Unsecd. Note, 4.500%, 1/15/2030	239,211
225,000		WPX Energy, Inc., Sr. Unsecd. Note, 5.250%, 10/15/2027	224,188
1,650,000	[1,2]	Whiting Petroleum Corp., Sr. Unsecd. Note, 6.250%, 4/1/2023	376,406
1,000,000	[1,2]	Whiting Petroleum Corp., Sr. Unsecd. Note, Series WI, 6.625%, 1/15/2026	236,775
		TOTAL	31,235,944
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Industrial - Other—0.6%
$275,000	Booz Allen Hamilton, Inc., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2028	$285,745
675,000	Cushman & Wakefield US Borrower LLC, Sec. Fac. Bond, 144A, 6.750%, 5/15/2028	715,176
1,325,000	KAR Auction Services, Inc., Sr. Unsecd. Note, 144A, 5.125%, 6/1/2025	1,336,594
1,325,000	Vertical U.S. Newco, Inc., Sr. Unsecd. Note, 144A, 5.250%, 7/15/2027	1,382,969
375,000	Vertical Holdco GmbH, Sr. Unsecd. Note, 144A, 7.625%, 7/15/2028	396,328
	TOTAL	4,116,812
	Insurance - P&C—4.0%
2,325,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, Sr. Unsecd. Note, 144A, 6.750%, 10/15/2027	2,468,429
3,250,000	AmWINS Group, Inc., Sr. Unsecd. Note, 144A, 7.750%, 7/1/2026	3,513,445
950,000	Ardonagh Midco 2 PLC, Sr. Unsecd. Note, 144A, 11.500%, 1/15/2027	945,250
2,725,000	AssuredPartners, Inc., Sr. Unsecd. Note, 144A, 7.000%, 8/15/2025	2,808,426
825,000	GTCR AP Finance, Inc., Sr. Unsecd. Note, 144A, 8.000%, 5/15/2027	882,123
7,425,000	Hub International Ltd., Sr. Unsecd. Note, 144A, 7.000%, 5/1/2026	7,710,899
125,000	NFP Corp., Sec. Fac. Bond, 144A, 7.000%, 5/15/2025	134,922
2,800,000	NFP Corp., Sr. Unsecd. Note, 144A, 6.875%, 8/15/2028	2,931,180
3,650,000	USIS Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 6.875%, 5/1/2025	3,752,620
	TOTAL	25,147,294
	Leisure—0.5%
200,000	SeaWorld Parks & Entertainment, Inc., 144A, 9.500%, 8/1/2025	211,750
2,050,000	Six Flags Entertainment Corp., Sr. Unsecd. Note, 144A, 5.500%, 4/15/2027	2,001,312
1,225,000	Voc Escrow Ltd., 144A, 5.000%, 2/15/2028	1,019,586
	TOTAL	3,232,648
	Lodging—0.5%
200,000	Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 144A, 5.750%, 5/1/2028	212,000
1,875,000	Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 5.125%, 5/1/2026	1,942,669
525,000	Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, Series WI, 4.875%, 1/15/2030	541,895
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Lodging—continued
$425,000	Wyndham Hotels & Resorts, Inc., Sr. Unsecd. Note, 144A, 4.375%, 8/15/2028	$429,069
	TOTAL	3,125,633
	Media Entertainment—5.8%
500,000	AMC Networks, Inc., Sr. Unsecd. Note, 4.750%, 8/1/2025	518,253
2,575,000	AMC Networks, Inc., Sr. Unsecd. Note, 5.000%, 4/1/2024	2,628,109
1,475,000	CBS Radio, Inc., Sr. Unsecd. Note, 144A, 7.250%, 11/1/2024	1,185,376
425,000	Cumulus Media News Holdings, Inc., 144A, 6.750%, 7/1/2026	383,229
1,350,000	Diamond Sports Group LLC / Diamond Sports Finance Co., Sec. Fac. Bond, 144A, 5.375%, 8/15/2026	1,056,260
1,775,000	Diamond Sports Group LLC / Diamond Sports Finance Co., Sec. Fac. Bond, 144A, 6.625%, 8/15/2027	1,000,656
1,425,000	Entercom Media Corp., 144A, 6.500%, 5/1/2027	1,219,885
325,000	Gray Television, Inc., Sr. Unsecd. Note, 144A, 5.125%, 10/15/2024	333,091
2,100,000	Gray Television, Inc., Sr. Unsecd. Note, 144A, 5.875%, 7/15/2026	2,182,950
375,000	iHeartCommunications, Inc., 144A, 4.750%, 1/15/2028	359,734
325,000	iHeartCommunications, Inc., 144A, 5.250%, 8/15/2027	324,737
146,192	iHeartCommunications, Inc., 6.375%, 5/1/2026	152,367
3,339,973	iHeartCommunications, Inc., Sr. Unsecd. Note, 8.375%, 5/1/2027	3,362,735
425,000	Lamar Media Corp., Sr. Unsecd. Note, 144A, 4.875%, 1/15/2029	446,250
2,050,000	Match Group, Inc., Sr. Unsecd. Note, 144A, 4.125%, 8/1/2030	2,150,901
550,000	Match Group, Inc., Sr. Unsecd. Note, 144A, 4.625%, 6/1/2028	580,473
800,000	Match Group, Inc., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2027	855,848
2,625,000	Nexstar Escrow Corp., Sr. Unsecd. Note, 144A, 5.625%, 8/1/2024	2,699,931
1,750,000	Nexstar Escrow Corp., Sr. Unsecd. Note, 144A, 5.625%, 7/15/2027	1,848,989
1,400,000	Nielsen Finance LLC/Nielsen Finance Co., 144A, 5.000%, 4/15/2022	1,402,730
900,000	Nielsen Finance LLC/Nielsen Finance Co., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2025	918,000
800,000	Scripps Escrow, Inc., Sr. Unsecd. Note, 144A, 5.875%, 7/15/2027	801,000
1,325,000	Sinclair Television Group, 144A, 5.625%, 8/1/2024	1,328,319
1,175,000	Sinclair Television Group, Sr. Unsecd. Note, 144A, 5.125%, 2/15/2027	1,145,625
1,300,000	Sinclair Television Group, Sr. Unsecd. Note, 144A, 5.875%, 3/15/2026	1,307,878
1,050,000	Tegna, Inc., Sr. Unsecd. Note, 144A, 4.625%, 3/15/2028	1,063,125
2,200,000	Tegna, Inc., Sr. Unsecd. Note, 144A, 5.000%, 9/15/2029	2,214,960
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Media Entertainment—continued
$3,275,000	Terrier Media Buyer, Inc., Sr. Unsecd. Note, 144A, 8.875%, 12/15/2027	$3,396,748
	TOTAL	36,868,159
	Metals & Mining—1.3%
1,775,000	Coeur Mining, Inc., Sr. Unsecd. Note, 5.875%, 6/1/2024	1,794,516
625,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 4.375%, 8/1/2028	657,806
1,400,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 4.625%, 8/1/2030	1,498,721
450,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.000%, 9/1/2027	476,615
800,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.250%, 9/1/2029	877,352
1,100,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.400%, 11/14/2034	1,246,625
400,000	HudBay Minerals, Inc., Sr. Unsecd. Note, 144A, 7.250%, 1/15/2023	406,458
1,525,000	HudBay Minerals, Inc., Sr. Unsecd. Note, 144A, 7.625%, 1/15/2025	1,585,146
	TOTAL	8,543,239
	Midstream—7.4%
1,275,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.750%, 5/20/2027	1,439,864
1,650,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.875%, 8/20/2026	1,873,591
1,675,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 3/1/2027	1,500,222
2,100,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2028	1,861,335
1,575,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 5.375%, 9/15/2024	1,456,875
675,000	Atlas Pipeline Partners LP, 5.875%, 8/1/2023	651,375
1,475,000	Buckeye Partners, Sr. Unsecd. Note, 144A, 4.500%, 3/1/2028	1,509,426
2,800,000	CNX Midstream Partners LP / CNX Midstream Finance Corp., Sr. Unsecd. Note, 144A, 6.500%, 3/15/2026	2,814,112
2,775,000	Cheniere Energy Partners, LP, Series WI, 5.250%, 10/1/2025	2,842,266
250,000	Cheniere Energy Partners, LP, Sr. Unsecd. Note, 5.625%, 10/1/2026	262,473
275,000	Cheniere Energy Partners, LP, Sr. Unsecd. Note, Series WI, 4.500%, 10/1/2029	286,292
1,075,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 6.500%, 7/1/2027	1,178,646
675,000	EQT Midstream Partners LP, Sr. Unsecd. Note, 144A, 6.000%, 7/1/2025	717,188
1,200,000	EQT Midstream Partners LP, Sr. Unsecd. Note, 5.500%, 7/15/2028	1,245,948
650,000	EQT Midstream Partners LP, Sr. Unsecd. Note, 6.500%, 7/15/2048	657,127
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Midstream—continued
$1,100,000	Hess Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.125%, 6/15/2028	$1,131,966
800,000	Holly Energy Partners LP, Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	802,356
2,750,000	NuStar Logistics LP, Sr. Unsecd. Note, 5.625%, 4/28/2027	2,770,116
275,000	NuStar Logistics LP, Sr. Unsecd. Note, 6.000%, 6/1/2026	288,278
650,000	Rattler Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.625%, 7/15/2025	688,935
1,875,000	Suburban Propane Partners LP, 5.500%, 6/1/2024	1,910,316
925,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 5.750%, 3/1/2025	951,497
900,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 5.875%, 3/1/2027	936,000
2,775,000	Summit Midstream Holdings LLC, 5.500%, 8/15/2022	1,827,379
1,175,000	Summit Midstream Holdings LLC, Sr. Unsecd. Note, 5.750%, 4/15/2025	674,033
1,125,000	Sunoco LP/Finance Corp., Sr. Unsecd. Note, Series WI, 5.875%, 3/15/2028	1,182,442
500,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 144A, 4.875%, 2/1/2031	505,025
1,800,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 144A, 5.500%, 3/1/2030	1,900,125
1,200,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.000%, 1/15/2028	1,230,222
250,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.250%, 5/1/2023	251,951
1,500,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.375%, 2/1/2027	1,552,222
1,575,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.875%, 4/15/2026	1,660,641
250,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 6.500%, 7/15/2027	270,625
775,000	TransMontaigne Partners LP/TLP Finance Corp., Sr. Unsecd. Note, 6.125%, 2/15/2026	805,031
475,000	Western Gas Partners LP, Sr. Unsecd. Note, 4.000%, 7/1/2022	484,500
575,000	Western Gas Partners LP, Sr. Unsecd. Note, 4.500%, 3/1/2028	579,313
175,000	Western Gas Partners LP, Sr. Unsecd. Note, 4.650%, 7/1/2026	179,375
2,700,000	Western Gas Partners LP, Sr. Unsecd. Note, 5.300%, 3/1/2048	2,424,141
550,000	Western Gas Partners LP, Sr. Unsecd. Note, 5.450%, 4/1/2044	509,955
225,000	Western Gas Partners LP, Sr. Unsecd. Note, 5.500%, 8/15/2048	202,500
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Midstream—continued
$700,000	Western Midstream Operating, LP, Sr. Unsecd. Note, 5.050%, 2/1/2030	$718,574
	TOTAL	46,734,258
	Oil Field Services—1.4%
550,000	Archrock Partners LP / Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.250%, 4/1/2028	554,015
2,050,000	Archrock Partners LP / Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.875%, 4/1/2027	2,117,455
600,000	Nabors Industries Ltd., Sr. Unsecd. Note, 144A, 7.250%, 1/15/2026	276,000
275,000	Nabors Industries Ltd., Sr. Unsecd. Note, 144A, 7.500%, 1/15/2028	121,859
400,000	Precision Drilling Corp., Sr. Unsecd. Note, 144A, 7.125%, 1/15/2026	273,424
300,000	Precision Drilling Corp., Sr. Unsecd. Note, 5.250%, 11/15/2024	211,844
975,000	Precision Drilling Corp., Sr. Unsecd. Note, 7.750%, 12/15/2023	764,054
900,000	Sesi LLC, 7.125%, 12/15/2021	254,250
2,350,000	Sesi LLC, Sr. Unsecd. Note, Series WI, 7.750%, 9/15/2024	571,109
1,850,000	Shelf Drilling Holdings Ltd., Sr. Unsecd. Note, 144A, 8.250%, 2/15/2025	666,000
1,625,000	USA Compression Partners LP, Sr. Unsecd. Note, 6.875%, 9/1/2027	1,684,621
1,575,000	USA Compression Partners LP, Sr. Unsecd. Note, Series WI, 6.875%, 4/1/2026	1,625,778
	TOTAL	9,120,409
	Packaging—5.2%
3,275,000	ARD Finance SA, Sec. Fac. Bond, 144A, 6.500%, 6/30/2027	3,360,969
900,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sec. Fac. Bond, 144A, 5.250%, 8/15/2027	937,242
1,100,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, 144A, 5.250%, 8/15/2027	1,145,518
1,650,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, 144A, 6.000%, 2/15/2025	1,722,806
875,000	Ball Corp., Sr. Unsecd. Note, 2.875%, 8/15/2030	874,169
925,000	Berry Global Escrow Corp., 144A, 4.875%, 7/15/2026	983,779
975,000	Berry Global Escrow Corp., 144A, 5.625%, 7/15/2027	1,034,139
1,071,000	Berry Plastics Corp., 5.125%, 7/15/2023	1,085,726
925,000	Bway Holding Co., Sec. Fac. Bond, 144A, 5.500%, 4/15/2024	940,226
4,250,000	Bway Holding Co., Sr. Unsecd. Note, 144A, 7.250%, 4/15/2025	4,137,205
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Packaging—continued
$700,000	Crown Americas LLC / Crown Americas Capital Corp. VI, Sr. Unsecd. Note, 4.750%, 2/1/2026	$732,207
4,525,000	Flex Acquisition Co., Inc., Sr. Unsecd. Note, 144A, 6.875%, 1/15/2025	4,626,428
2,100,000	Flex Acquisition Co., Inc., Sr. Unsecd. Note, 144A, 7.875%, 7/15/2026	2,209,399
1,025,000	Owens-Brockway Glass Container, Inc., 144A, 5.375%, 1/15/2025	1,085,111
725,000	Owens-Brockway Glass Container, Inc., 144A, 6.375%, 8/15/2025	799,766
325,000	Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 6.625%, 5/13/2027	358,109
1,422,000	Reynolds Group Issuer, Inc. / LLC / LU, 144A, 7.000%, 7/15/2024	1,460,209
2,250,000	Trident Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 6.625%, 11/1/2025	2,230,076
1,050,000	Trident Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 9.250%, 8/1/2024	1,134,546
475,000	Trivium Packaging Finance BV, Sec. Fac. Bond, 144A, 5.500%, 8/15/2026	502,132
1,550,000	Trivium Packaging Finance BV, Sr. Unsecd. Note, 144A, 8.500%, 8/15/2027	1,707,751
	TOTAL	33,067,513
	Paper—0.5%
2,575,000	Clearwater Paper Corp., Sr. Unsecd. Note, 144A, 5.375%, 2/1/2025	2,712,930
500,000	Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 3.500%, 3/1/2029	506,250
	TOTAL	3,219,180
	Pharmaceuticals—3.0%
875,000	Bausch Health Cos, Inc., Sec. Fac. Bond, 144A, 5.500%, 11/1/2025	904,050
700,000	Bausch Health Cos, Inc., Sec. Fac. Bond, 144A, 5.750%, 8/15/2027	753,375
275,000	Bausch Health Cos, Inc., Sr. Secd. Note, 144A, 7.000%, 3/15/2024	285,989
175,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 5.000%, 1/30/2028	172,594
187,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 5.500%, 3/1/2023	187,448
149,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 5.875%, 5/15/2023	149,116
5,275,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 6.125%, 4/15/2025	5,431,931
600,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 6.250%, 2/15/2029	628,074
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Pharmaceuticals—continued
$1,100,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 7.250%, 5/30/2029	$1,209,104
2,475,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 8.500%, 1/31/2027	2,726,002
600,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 9.000%, 12/15/2025	657,540
125,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 9.250%, 4/1/2026	138,754
250,000		Emergent BioSolutions, Inc., Sr. Unsecd. Note, 144A, 3.875%, 8/15/2028	254,425
1,821,000		Endo Dac / Endo Finance LLC / Endo Finco, Inc., 144A, 6.000%, 6/30/2028	1,412,550
885,000		Endo Dac / Endo Finance LLC / Endo Finco, Inc., Term Loan—2nd Lien, 144A, 9.500%, 7/31/2027	959,672
875,000		Jaguar Holding Co. II/Pharmaceutical Product Development LLC, Sr. Unsecd. Note, 144A, 4.625%, 6/15/2025	911,426
725,000		Jaguar Holding Co. II/Pharmaceutical Product Development LLC, Sr. Unsecd. Note, 144A, 5.000%, 6/15/2028	769,406
3,050,000		Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, 144A, 5.500%, 4/15/2025	619,531
3,475,000		Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, 144A, 5.625%, 10/15/2023	712,375
		TOTAL	18,883,362
		Restaurants—1.4%
575,000		1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 4.375%, 1/15/2028	591,784
5,050,000		1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 5.000%, 10/15/2025	5,194,455
650,000		Yum! Brands, Inc., Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	718,325
750,000		Yum! Brands, Inc., Sr. Unsecd. Note, 144A, 5.000%, 6/1/2024	775,789
1,325,000		Yum! Brands, Inc., Sr. Unsecd. Note, 144A, 5.250%, 6/1/2026	1,378,868
175,000		Yum! Brands, Inc., Sr. Unsecd. Note, 144A, 7.750%, 4/1/2025	195,562
		TOTAL	8,854,783
		Retailers—0.4%
1,250,000		Michaels Stores, Inc., Sr. Unsecd. Note, 144A, 8.000%, 7/15/2027	1,264,612
925,011	[4]	Party City Holdings, Inc., 1st Lien Note, 144A, 5.750% (3-month USLIBOR 0.750% Floor +5.000%), 7/15/2025	589,695
275,000		William Carter Co., Sr. Unsecd. Note, 144A, 5.500%, 5/15/2025	293,732
200,000		William Carter Co., Sr. Unsecd. Note, 144A, 5.625%, 3/15/2027	213,057
		TOTAL	2,361,096
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Supermarkets—1.1%
$600,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 3.250%, 3/15/2026	$613,614
1,000,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 3.500%, 3/15/2029	1,010,000
450,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 5.875%, 2/15/2028	486,761
375,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 7.500%, 3/15/2026	419,865
2,775,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 5.750%, 3/15/2025	2,861,427
1,750,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 6.625%, 6/15/2024	1,808,100
	TOTAL	7,199,767
	Technology—5.6%
1,125,000	AMS AG, Sr. Unsecd. Note, 144A, 7.000%, 7/31/2025	1,175,625
150,000	BY Crown Parent LLC / BY Bond Finance Inc., 144A, 4.250%, 1/31/2026	153,454
325,000	Banff Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 9.750%, 9/1/2026	347,019
675,000	Black Knight InfoServ LLC, Sr. Unsecd. Note, 144A, 3.625%, 9/1/2028	685,341
800,000	CDW LLC/ CDW Finance, Sr. Unsecd. Note, 3.250%, 2/15/2029	819,104
2,675,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Unsecd. Note, 144A, 7.125%, 6/15/2024	2,780,101
950,000	Ensemble S Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 9.000%, 9/30/2023	958,213
275,000	Fair Isaac & Co., Inc., Sr. Unsecd. Note, 144A, 4.000%, 6/15/2028	285,312
325,000	Financial & Risk US Holdings, Inc., 144A, 6.250%, 5/15/2026	349,578
3,775,000	Financial & Risk US Holdings, Inc., Sr. Unsecd. Note, 144A, 8.250%, 11/15/2026	4,185,531
400,000	Gartner, Inc., Sr. Unsecd. Note, 144A, 4.500%, 7/1/2028	418,500
3,350,000	JDA Escrow LLC / JDA Bond Finance, Inc., 144A, 7.375%, 10/15/2024	3,420,836
1,075,000	Logan Merger Sub, Inc., Sr. Secd. Note, 144A, 5.500%, 9/1/2027	1,109,266
925,000	NCR Corp., Sr. Unsecd. Note, 144A, 5.000%, 10/1/2028	934,250
500,000	NCR Corp., Sr. Unsecd. Note, 144A, 5.250%, 10/1/2030	507,755
825,000	NCR Corp., Sr. Unsecd. Note, 144A, 5.750%, 9/1/2027	868,131
25,000	NCR Corp., Sr. Unsecd. Note, 144A, 8.125%, 4/15/2025	28,030
250,000	NCR Corp., Sr. Unsecd. Note, 6.375%, 12/15/2023	255,469
450,000	ON Semiconductor Corp., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2028	471,253
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Technology—continued
$900,000	Qorvo, Inc., Sr. Unsecd. Note, 4.375%, 10/15/2029	$966,798
2,600,000	SS&C Technologies, Inc., Sr. Unsecd. Note, 144A, 5.500%, 9/30/2027	2,788,110
100,000	Science Applications International Corp., Sr. Unsecd. Note, 144A, 4.875%, 4/1/2028	103,797
875,000	Sensata Technologies B.V., Sr. Unsecd. Note, 144A, 4.375%, 2/15/2030	925,339
325,000	Sensata Technologies, Inc., 144A, 3.750%, 2/15/2031	325,406
500,000	Star Merger Sub, Inc., 144A, 6.875%, 8/15/2026	543,437
2,235,000	Star Merger Sub, Inc., Sr. Unsecd. Note, 144A, 10.250%, 2/15/2027	2,553,074
1,375,000	TTM Technologies, Inc., Sr. Unsecd. Note, 144A, 5.625%, 10/1/2025	1,414,387
5,350,000	Tempo Acquisition LLC, Sr. Unsecd. Note, 144A, 6.750%, 6/1/2025	5,480,460
600,000	Veritas US, Inc./Veritas Bermuda, Ltd., Sr. Secd. Note, 144A, 7.500%, 9/1/2025	623,895
	TOTAL	35,477,471
	Transportation Services—0.3%
800,000	Stena International S.A., Sec. Fac. Bond, 144A, 6.125%, 2/1/2025	762,500
925,000	Watco Cos LLC/Finance Co., Sr. Unsecd. Note, 144A, 6.500%, 6/15/2027	979,344
	TOTAL	1,741,844
	Utility - Electric—2.4%
700,000	Calpine Corp., 144A, 4.500%, 2/15/2028	726,824
700,000	Calpine Corp., 144A, 5.250%, 6/1/2026	732,008
450,000	Calpine Corp., Sr. Unsecd. Note, 144A, 4.625%, 2/1/2029	461,214
450,000	Calpine Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2031	471,193
300,000	DPL, Inc., Sr. Unsecd. Note, 144A, 4.125%, 7/1/2025	316,875
3,075,000	Enviva Partners LP/Enviva Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.500%, 1/15/2026	3,279,995
1,350,000	NRG Energy, Inc., Sr. Unsecd. Note, 6.625%, 1/15/2027	1,446,741
525,000	NRG Energy, Inc., Sr. Unsecd. Note, 7.250%, 5/15/2026	562,503
475,000	NRG Energy, Inc., Sr. Unsecd. Note, Series WI, 5.750%, 1/15/2028	517,662
425,000	Pattern Energy Operations LP / Pattern Energy Operations Inc., Sr. Unsecd. Note, 144A, 4.500%, 8/15/2028	448,333
1,650,000	TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	1,769,146
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Utility - Electric—continued
$1,950,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 5.000%, 1/31/2028	$2,171,227
700,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.000%, 7/31/2027	743,036
375,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.500%, 9/1/2026	394,219
1,375,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.625%, 2/15/2027	1,456,070
		TOTAL	15,497,046
		Wireless Communications—2.3%
4,325,000		Numericable-SFR SAS, 144A, 7.375%, 5/1/2026	4,596,177
1,450,000		Sprint Capital Corp., Company Guarantee, 6.875%, 11/15/2028	1,857,617
2,475,000		Sprint Corp., 7.125%, 6/15/2024	2,879,588
1,250,000		Sprint Corp., Sr. Unsecd. Note, 7.625%, 2/15/2025	1,499,219
125,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 4.500%, 2/1/2026	129,273
1,250,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 4.750%, 2/1/2028	1,348,438
925,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.000%, 4/15/2024	944,314
1,325,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.500%, 1/15/2026	1,388,766
		TOTAL	14,643,392
		TOTAL CORPORATE BONDS (IDENTIFIED COST $559,086,288)	549,540,139
		FLOATING RATE LOAN—0.1%
		Health Care—0.1%
1,380,175	[4]	Envision Healthcare Corp., 1st Lien PIK Term Loan B, 7.000% (3-month USLIBOR 1.000% Floor +6.000%), 10/10/2025 (IDENTIFIED COST $2,429,441)	910,916
		COMMON STOCKS—7.9%
		Automotive—0.7%
170,173	[1]	American Axle & Manufacturing Holdings, Inc.	1,323,946
149,060	[1]	Goodyear Tire & Rubber Co.	1,430,230
11,930	[1]	Lear Corp.	1,359,185
		TOTAL	4,113,361
		Cable Satellite—0.3%
65,270	[1]	Altice USA, Inc.	1,800,147
		Chemicals—0.6%
31,160		Compass Minerals International, Inc.	1,773,939
43,213	[1]	Hexion Holdings Corp.	379,194
73,715	[1]	Koppers Holdings, Inc.	1,773,583
		TOTAL	3,926,716
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Gaming—0.9%
62,690	[1]	Boyd Gaming Corp.	$1,678,838
40,328		Gaming and Leisure Properties, Inc.	1,465,923
38,480		MGM Resorts International	865,800
113,750	[1]	Red Rock Resorts, Inc.	1,942,281
		TOTAL	5,952,842
		Independent Energy—0.4%
135,345		Parsley Energy, Inc.	1,454,959
220,195	[1]	WPX Energy, Inc.	1,224,284
		TOTAL	2,679,243
		Leisure—0.2%
58,565	[1]	Six Flags Entertainment Corp.	1,272,617
		Media Entertainment—0.9%
102,288	[1]	Cumulus Media, Inc.	508,371
370,630	[1]	Emerald Holding, Inc.	1,022,939
1,064,048	[1]	Entercom Communication Corp.	1,596,072
157,559	[1]	iHeartMedia, Inc.	1,452,694
11,265		Nexstar Media Group, Inc., Class A	1,081,553
		TOTAL	5,661,629
		Metals & Mining—0.3%
159,405		Teck Resources Ltd.	1,836,346
		Midstream—0.5%
125,261		Suburban Propane Partners LP	1,597,078
68,295		Sunoco LP	1,811,866
		TOTAL	3,408,944
		Packaging—0.3%
167,755	[1]	O-I Glass, Inc.	1,825,174
		Paper—0.6%
124,031		Graphic Packaging Holding Co.	1,733,953
55,559		WestRock Co.	1,685,105
		TOTAL	3,419,058
		Pharmaceuticals—0.2%
80,905	[1]	Bausch Health Cos, Inc.	1,344,641
18,480	[1]	Mallinckrodt PLC	29,198
		TOTAL	1,373,839
		Retailers—0.2%
72,280		Hanesbrands, Inc.	1,105,161
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Retailers—continued
94,129	[1]	Party City Holdco, Inc.	$257,914
		TOTAL	1,363,075
		Technology—1.0%
28,075	[1]	Dell Technologies, Inc.	1,855,196
19,870	[1]	Lumentum Holdings, Inc.	1,708,820
64,891	[1]	NCR Corp.	1,326,372
18,215		Science Applications International Corp.	1,520,224
		TOTAL	6,410,612
		Utility - Electric—0.8%
47,305		Enviva Partners LP/Enviva Partners Finance Corp.	1,952,277
48,290		NRG Energy, Inc.	1,661,659
69,160		Vistra Corp.	1,329,947
		TOTAL	4,943,883
		TOTAL COMMON STOCKS (IDENTIFIED COST $63,399,431)	49,987,486
		INVESTMENT COMPANIES—4.5%
1,346,291		Bank Loan Core Fund	12,601,285
15,732,746		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.16%[5]	15,740,612
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $29,305,511)	28,341,897
		TOTAL INVESTMENT IN SECURITIES—99.0% (IDENTIFIED COST $654,220,671)[6]	628,780,438
		OTHER ASSETS AND LIABILITIES - NET—1.0%[7]	6,405,506
		TOTAL NET ASSETS—100%	$635,185,944
Semi-Annual Shareholder Report

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended August 31, 2020, were as follows:
	Bank Loan Core Fund	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Value as of 2/29/2020	$25,178,865	$28,538,660	$53,717,525
Purchases at Cost	$283,799	$92,963,143	$93,246,942
Proceeds from Sales	$(12,000,000)	$(105,766,570)	$(117,766,570)
Change in Unrealized Appreciation/Depreciation	$(218,669)	$(5,861)	$(224,530)
Net Realized Gain/(Loss)	$(642,710)	$11,240	$(631,470)
Value as of 8/31/2020	$12,601,285	$15,740,612	$28,341,897
Shares Held	1,346,291	15,732,746	17,079,037
Dividend/Income	$283,010	$4,402	$287,412
1
Non-income-producing security.
2
Issuer in default.
3
Subsequent to August 31, 2020, the issuer filed for Chapter 11 of the U.S. Bankruptcy Code.
4
Floating/variable note with current rate and current maturity or next reset date shown.
5
7-day net yield.
6
The cost of investments for federal tax purposes amounts to $655,346,399.
7
Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2020.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report

The following is a summary of the inputs used, as of August 31, 2020, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$46,777,301	$—	$—	$46,777,301
International	3,210,185	—	—	3,210,185
Debt Securities:
Corporate Bonds	—	549,540,139	—	549,540,139
Floating Rate Loans	—	910,916	—	910,916
Investment Companies	28,341,897	—	—	28,341,897
TOTAL SECURITIES	$78,329,383	$550,451,055	$—	$628,780,438
The following acronyms are used throughout this portfolio:
GMTN	—Global Medium Term Note
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 8/31/2020	Year Ended February 28 or 29,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$6.51	$6.59	$6.80	$6.91	$6.04	$6.88
Income From Investment Operations:
Net investment income	0.16	0.34	0.36	0.33	0.32	0.33
Net realized and unrealized gain (loss)	0.02	(0.08)	(0.15)	(0.11)	0.86	(0.85)
TOTAL FROM INVESTMENT OPERATIONS	0.18	0.26	0.21	0.22	1.18	(0.52)
Less Distributions:
Distributions from net investment income	(0.16)	(0.33)	(0.37)	(0.33)	(0.31)	(0.32)
Distributions from net realized gain	—	(0.01)	(0.05)	—	—	—
TOTAL DISTRIBUTIONS	(0.16)	(0.34)	(0.42)	(0.33)	(0.31)	(0.32)
Redemption Fees	—	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]
Net Asset Value, End of Period	$6.53	$6.51	$6.59	$6.80	$6.91	$6.04
Total Return[2]	2.91%	3.98%	3.23%	3.20%	19.96%	(7.79)%
Ratios to Average Net Assets:
Net expenses[3]	0.97%[4]	0.97%	0.97%	0.98%	0.98%	0.98%
Net investment income	4.76%[4]	4.83%	4.91%	4.73%	4.91%	5.11%
Expense waiver/reimbursement[5]	0.15%[4]	0.11%	0.15%	0.20%	0.14%	0.14%
Supplemental Data:
Net assets, end of period (000 omitted)	$21,996	$25,430	$28,642	$108,607	$132,587	$99,089
Portfolio turnover	18%	31%	20%	30%	35%	37%
1
Represents less than $0.01.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 8/31/2020	Year Ended February 28 or 29,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$6.51	$6.59	$6.80	$6.90	$6.03	$6.87
Income From Investment Operations:
Net investment income	0.12	0.28	0.29	0.28	0.26	0.28
Net realized and unrealized gain (loss)	0.03	(0.07)	(0.13)	(0.10)	0.87	(0.85)
TOTAL FROM INVESTMENT OPERATIONS	0.15	0.21	0.16	0.18	1.13	(0.57)
Less Distributions:
Distributions from net investment income	(0.13)	(0.28)	(0.32)	(0.28)	(0.26)	(0.27)
Distributions from net realized gain	—	(0.01)	(0.05)	—	—	—
TOTAL DISTRIBUTIONS	(0.13)	(0.29)	(0.37)	(0.28)	(0.26)	(0.27)
Redemption Fees	—	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]
Net Asset Value, End of Period	$6.53	$6.51	$6.59	$6.80	$6.90	$6.03
Total Return[2]	2.48%	3.14%	2.46%	2.58%	19.11%	(8.48)%
Ratios to Average Net Assets:
Net expenses[3]	1.80%[4]	1.78%	1.72%	1.72%	1.71%	1.72%
Net investment income	3.92%[4]	4.03%	4.30%	3.99%	4.16%	4.26%
Expense waiver/reimbursement[5]	0.06%[4]	0.06%	0.10%	0.09%	0.14%	0.13%
Supplemental Data:
Net assets, end of period (000 omitted)	$28,009	$30,266	$34,253	$45,466	$45,740	$23,870
Portfolio turnover	18%	31%	20%	30%	35%	37%
1
Represents less than $0.01.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 8/31/2020	Year Ended February 28 or 29,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$6.48	$6.56	$6.78	$6.88	$6.01	$6.85
Income From Investment Operations:
Net investment income	0.15	0.35	0.35	0.34	0.33	0.34
Net realized and unrealized gain (loss)	0.04	(0.07)	(0.14)	(0.09)	0.87	(0.84)
TOTAL FROM INVESTMENT OPERATIONS	0.19	0.28	0.21	0.25	1.20	(0.50)
Less Distributions:
Distributions from net investment income	(0.16)	(0.35)	(0.38)	(0.35)	(0.33)	(0.34)
Distributions from net realized gain	—	(0.01)	(0.05)	—	—	—
TOTAL DISTRIBUTIONS	(0.16)	(0.36)	(0.43)	(0.35)	(0.33)	(0.34)
Redemption Fees	—	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]
Net Asset Value, End of Period	$6.51	$6.48	$6.56	$6.78	$6.88	$6.01
Total Return[2]	3.19%	4.23%	3.32%	3.60%	20.33%	(7.60)%
Ratios to Average Net Assets:
Net expenses[3]	0.72%[4]	0.72%	0.72%	0.72%	0.73%	0.73%
Net investment income	4.99%[4]	5.08%	5.31%	5.00%	5.16%	5.21%
Expense waiver/reimbursement[5]	0.16%[4]	0.13%	0.13%	0.10%	0.14%	0.13%
Supplemental Data:
Net assets, end of period (000 omitted)	$291,984	$323,629	$326,429	$364,521	$259,501	$138,614
Portfolio turnover	18%	31%	20%	30%	35%	37%
1
Represents less than $0.01.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 8/31/2020	Year Ended February 28 or 29,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$6.49	$6.57	$6.78	$6.89	$6.02	$6.86
Income From Investment Operations:
Net investment income	0.15	0.34	0.34	0.33	0.32	0.33
Net realized and unrealized gain (loss)	0.04	(0.08)	(0.13)	(0.11)	0.86	(0.85)
TOTAL FROM INVESTMENT OPERATIONS	0.19	0.26	0.21	0.22	1.18	(0.52)
Less Distributions:
Distributions from net investment income	(0.16)	(0.33)	(0.37)	(0.33)	(0.31)	(0.32)
Distributions from net realized gain	—	(0.01)	(0.05)	—	—	—
TOTAL DISTRIBUTIONS	(0.16)	(0.34)	(0.42)	(0.33)	(0.31)	(0.32)
Redemption Fees	—	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]
Net Asset Value, End of Period	$6.52	$6.49	$6.57	$6.78	$6.89	$6.02
Total Return[2]	3.06%	3.97%	3.22%	3.20%	20.02%	(7.82)%
Ratios to Average Net Assets:
Net expenses[3]	0.97%[4]	0.97%	0.97%	0.97%	0.98%	0.98%
Net investment income	4.75%[4]	4.83%	5.04%	4.73%	4.92%	4.89%
Expense waiver/reimbursement[5]	0.14%[4]	0.12%	0.11%	0.11%	0.14%	0.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$289,240	$330,089	$373,153	$470,870	$628,554	$500,561
Portfolio turnover	18%	31%	20%	30%	35%	37%
1
Represents less than $0.01.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 8/31/2020	Year Ended February 28 or 29,		Period Ended 2/28/2018[1]
		2020	2019
Net Asset Value, Beginning of Period	$6.49	$6.57	$6.78	$6.87
Income From Investment Operations:
Net investment income	0.16	0.35	0.36	0.30
Net realized and unrealized gain (loss)	0.04	(0.07)	(0.13)	(0.10)
TOTAL FROM INVESTMENT OPERATIONS	0.20	0.28	0.23	0.20
Less Distributions:
Distributions from net investment income	(0.17)	(0.35)	(0.39)	(0.29)
Distributions from net realized gain	—	(0.01)	(0.05)	—
TOTAL DISTRIBUTIONS	(0.17)	(0.36)	(0.44)	(0.29)
Redemption Fees	—	0.00[2]	0.00[2]	0.00[2]
Net Asset Value, End of Period	$6.52	$6.49	$6.57	$6.78
Total Return[3]	3.20%	4.24%	3.49%	2.98%
Ratios to Average Net Assets:
Net expenses[4]	0.72%[5]	0.71%	0.71%	0.71%[5]
Net investment income	5.14%[5]	5.08%	5.41%	5.11%[5]
Expense waiver/reimbursement[6]	0.06%[5]	0.05%	0.04%	0.02%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$3,956	$9,387	$5,412	$2,175
Portfolio turnover	18%	31%	20%	30%[7]
1
Reflects operations for the period from April 27, 2017 (date of initial investment) to February 28, 2018. Certain ratios included above in Ratios to Average Net Assets and per share amounts may be inflated or deflated as compared to the fee structure for each respective share class as a result of daily systematic allocations being rounded to the nearest penny for fund level income, expense and realized/unrealized gain/loss amounts. Such differences are immaterial.
2
Represents less than $0.01.
3
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
7
Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended February 28, 2018.
See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities August 31, 2020 (unaudited)

Assets:
Investment in securities, at value including $28,341,897 of investment in affiliated holdings* (identified cost $654,220,671)		$628,780,438
Income receivable		8,247,757
Income receivable from affiliated holdings		40,279
Receivable for investments sold		204,174
Receivable for shares sold		589,737
TOTAL ASSETS		637,862,385
Liabilities:
Payable for investments purchased	$1,002,427
Payable for shares redeemed	1,283,867
Income distribution payable	60,025
Bank overdraft	52,830
Payable for investment adviser fee (Note 5)	9,597
Payable for administrative fee (Note 5)	1,355
Payable for transfer agent fees	101,538
Payable for distribution services fee (Note 5)	17,873
Payable for other service fees (Notes 2 and 5)	75,433
Accrued expenses (Note 5)	71,496
TOTAL LIABILITIES		2,676,441
Net assets for 97,501,942 shares outstanding		$635,185,944
Net Assets Consist of:
Paid-in capital		$673,237,558
Total distributable earnings (loss)		(38,051,614)
TOTAL NET ASSETS		$635,185,944
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($21,996,188 ÷ 3,367,091 shares outstanding), no par value, unlimited shares authorized	$6.53
Offering price per share (100/95.50 of $6.53)	$6.84
Redemption proceeds per share	$6.53
Class C Shares:
Net asset value per share ($28,009,348 ÷ 4,288,513 shares outstanding), no par value, unlimited shares authorized	$6.53
Offering price per share	$6.53
Redemption proceeds per share (99.00/100 of $6.53)	$6.46
Institutional Shares:
Net asset value per share ($291,984,020 ÷ 44,851,775 shares outstanding), no par value, unlimited shares authorized	$6.51
Offering price per share	$6.51
Redemption proceeds per share	$6.51
Service Shares:
Net asset value per share ($289,240,005 ÷ 44,387,557 shares outstanding), no par value, unlimited shares authorized	$6.52
Offering price per share	$6.52
Redemption proceeds per share	$6.52
Class R6 Shares:
Net asset value per share ($3,956,383 ÷ 607,006 shares outstanding), no par value, unlimited shares authorized	$6.52
Offering price per share	$6.52
Redemption proceeds per share	$6.52
*
See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations Six Months Ended August 31, 2020 (unaudited)

Investment Income:
Interest			$16,779,624
Dividends (including $287,412 received from affiliated holdings* and net of foreign taxes withheld of $1,555)			827,926
TOTAL INCOME			17,607,550
Expenses:
Investment adviser fee (Note 5)		$1,846,839
Administrative fee (Note 5)		242,969
Custodian fees		18,133
Transfer agent fees (Note 2)		354,145
Directors’/Trustees’ fees (Note 5)		3,270
Auditing fees		18,501
Legal fees		3,933
Portfolio accounting fees		89,823
Distribution services fee (Note 5)		101,431
Other service fees (Notes 2 and 5)		411,769
Share registration costs		41,551
Printing and postage		34,102
Taxes		16,600
Miscellaneous (Note 5)		19,558
TOTAL EXPENSES		3,202,624
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(166,883)
Reimbursements of other operating expenses (Notes 2 and 5)	(277,876)
TOTAL WAVIER AND REIMBURSEMENTS		(444,759)
Net expenses			2,757,865
Net investment income			$14,849,685
Semi-Annual Shareholder Report

Statement of Operations–continued
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized loss on investments (including net realized loss of $(631,470) on sales of investments in affiliated holdings*)	$(9,866,832)
Net realized loss on foreign currency transactions	(118)
Net change in unrealized depreciation of investments (including net change in unrealized depreciation of $(224,530) on investments in affiliated holdings*)	4,378,681
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(5,488,269)
Change in net assets resulting from operations	$9,361,416
*
See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 8/31/2020	Year Ended 2/29/2020
Increase (Decrease) in Net Assets
Operations:
Net investment income	$14,849,685	$37,126,521
Net realized loss	(9,866,950)	(816,263)
Net change in unrealized appreciation/depreciation	4,378,681	(5,480,886)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	9,361,416	30,829,372
Distributions to Shareholders:
Class A Shares	(566,155)	(1,347,420)
Class C Shares	(578,484)	(1,422,619)
Institutional Shares	(7,411,161)	(17,703,993)
Service Shares	(7,221,451)	(18,443,169)
Class R6 Shares	(163,062)	(397,416)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(15,940,313)	(39,314,617)
Share Transactions:
Proceeds from sale of shares	79,441,598	165,529,075
Net asset value of shares issued to shareholders in payment of distributions declared	15,569,738	38,231,132
Cost of shares redeemed	(172,047,367)	(244,406,653)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(77,036,031)	(40,646,446)
Redemption Fees	—	43,619
Change in net assets	(83,614,928)	(49,088,072)
Net Assets:
Beginning of period	718,800,872	767,888,944
End of period	$635,185,944	$718,800,872
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
August 31, 2020 (unaudited)
1. ORGANIZATION
Federated Hermes High Yield Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of two diversified portfolios. The financial statements included herein are only those of Federated Hermes Opportunistic High Yield Bond Fund (the “Fund”). The financial statements of the other portfolio is presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Class A Shares, Class C Shares, Institutional Shares, Service Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to seek high current income by investing primarily in a professionally managed, diversified portfolio of fixed-income securities.
Prior to June 29, 2020, the name of the Trust and Fund was Federated High Yield Trust.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
Semi-Annual Shareholder Report

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation
Semi-Annual Shareholder Report

that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Semi-Annual Shareholder Report

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reimbursements of $444,759 is disclosed in various locations in this Note 2 and Note 5.
For the six months ended August 31, 2020, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$12,625	$(9,792)
Class C Shares	13,741	—
Institutional Shares	168,443	(132,653)
Service Shares	158,852	(118,831)
Class R6 Shares	484	—
TOTAL	$354,145	$(261,276)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares, Class C Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended August 31, 2020, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$27,695
Class C Shares	33,560
Service Shares	350,514
TOTAL	$411,769
Semi-Annual Shareholder Report

Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended August 31, 2020, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of August 31, 2020, tax years 2017 through 2020 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with
Semi-Annual Shareholder Report

another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 8/31/2020		Year Ended 2/29/2020
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	277,163	$1,679,822	758,739	$5,043,188
Shares issued to shareholders in payment of distributions declared	91,944	564,425	200,030	1,327,679
Shares redeemed	(910,086)	(5,522,907)	(1,399,146)	(9,284,298)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(540,979)	$(3,278,660)	(440,377)	$(2,913,431)

	Six Months Ended 8/31/2020		Year Ended 2/29/2020
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	354,996	$2,178,061	520,487	$3,458,402
Shares issued to shareholders in payment of distributions declared	93,441	573,675	212,874	1,412,781
Shares redeemed	(812,016)	(4,885,523)	(1,282,420)	(8,520,820)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(363,579)	$(2,133,787)	(549,059)	$(3,649,637)

	Six Months Ended 8/31/2020		Year Ended 2/29/2020
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	9,267,488	$56,411,863	14,440,775	$95,840,661
Shares issued to shareholders in payment of distributions declared	1,195,952	7,323,043	2,638,629	17,454,395
Shares redeemed	(15,518,135)	(92,470,601)	(16,900,481)	(112,156,551)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(5,054,695)	$(28,735,695)	178,923	$1,138,505
Semi-Annual Shareholder Report

	Six Months Ended 8/31/2020		Year Ended 2/29/2020
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	3,045,311	$18,697,375	8,531,093	$56,594,873
Shares issued to shareholders in payment of distributions declared	1,134,649	6,950,149	2,664,627	17,639,920
Shares redeemed	(10,647,237)	(63,438,771)	(17,133,001)	(113,578,041)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(6,467,277)	$(37,791,247)	(5,937,281)	$(39,343,248)

	Six Months Ended 8/31/2020		Year Ended 2/29/2020
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	76,646	$474,477	693,011	$4,591,951
Shares issued to shareholders in payment of distributions declared	26,177	158,446	59,834	396,357
Shares redeemed	(941,539)	(5,729,565)	(130,587)	(866,943)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	(838,716)	$(5,096,642)	622,258	$4,121,365
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(13,265,246)	$(77,036,031)	(6,125,536)	$(40,646,446)
Redemption Fees
Prior to June 30, 2019, the Fund imposed a 2.00% redemption fee to shareholders of the Fund’s Class A Shares, Class C Shares, Institutional Shares, Service Shares and Class R6 Shares who redeemed shares held for 90 days or less. All redemption fees were recorded by the Fund as additions to paid-in capital. For the year ended February 29, 2020, the redemption fees for the Fund’s Class A Shares, Class C Shares, Institutional Shares, Service Shares and Class R6 Shares amounted to $1,539, $1,929, $18,589, $21,207, and $355, respectively.
4. FEDERAL TAX INFORMATION
At August 31, 2020, the cost of investments for federal tax purposes was $655,346,399. The net unrealized depreciation of investments for federal tax purposes was $26,565,961. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $26,803,399 and net unrealized depreciation from investments for those securities having an excess of cost over value of $53,369,360.
Under current tax rules, capital losses on securities transactions and foreign currency losses realized after October 31 may be deferred, in whole or in part, and treated as occurring on the first day of the following fiscal year. As of February 29, 2020, for federal income tax purposes, post October losses of $2,001,467 were deferred to March 1, 2020.
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5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.60% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended August 31, 2020, the Adviser voluntarily waived $160,729 of its fee and voluntarily reimbursed $16,000 of the other operating expenses and $261,276 of transfer agent fees.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended August 31, 2020, the Adviser reimbursed $6,154.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended August 31, 2020, the annualized fee paid to FAS was 0.079% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
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Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended August 31, 2020, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class C Shares	$101,431
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended August 31, 2020, FSC retained $10,935 of fees paid by the Fund. For the six months ended August 31, 2020, the Fund’s Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended August 31, 2020, FSC retained $2,060 in sales charges from the sale of Class A Shares. FSC also retained $3,125 of CDSC relating to redemptions of Class C Shares.
Other Service Fees
For the six months ended August 31, 2020, FSSC received $10,712 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Class A Shares, Class C Shares, Institutional Shares, Service Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.97%, 1.80%, 0.72%, 0.97% and 0.71% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) May 1, 2021; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended August 31, 2020, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $36,016 and $3,409,376, respectively. Net realized loss recognized on these transactions was $493,054.
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Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended August 31, 2020, were as follows:
Purchases	$108,251,129
Sales	$184,273,587
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), or a replacement rate as appropriate, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of an upfront fee, and its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of August 31, 2020, the Fund had no outstanding loans. During the six months ended August 31, 2020, the Fund did not utilize the LOC.
Semi-Annual Shareholder Report

8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of August 31, 2020, there were no outstanding loans. During the six months ended August 31, 2020, the program was not utilized.
9. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short-term or may last for an extended period of time and has resulted in a substantial economic downturn. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption/exchange fees; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2020 to August 31, 2020.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as redemption/exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 3/1/2020	Ending Account Value 8/31/2020	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,029.10	$4.96
Class C Shares	$1,000	$1,024.80	$9.19
Institutional Shares	$1,000	$1,031.90	$3.69
Service Shares	$1,000	$1,030.60	$4.96
Class R6 Shares	$1,000	$1,032.00	$3.64
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,020.30	$4.94
Class C Shares	$1,000	$1,016.10	$9.15
Institutional Shares	$1,000	$1,021.60	$3.67
Service Shares	$1,000	$1,020.30	$4.94
Class R6 Shares	$1,000	$1,021.60	$3.62
1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	0.97%
Class C Shares	1.80%
Institutional Shares	0.72%
Service Shares	0.97%
Class R6 Shares	0.72%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2020
Federated High Yield Trust (the “Fund”)
(EFFECTIVE CLOSE OF BUSINESS ON JUNE 26, 2020, THE FUND’S NAME CHANGED TO FEDERATED HERMES OPPORTUNISTIC HIGH YIELD BOND FUND)
At its meetings in May 2020 (the “ May Meetings ” ), the Fund’s Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “ Independent Trustees ” ), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to continue the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings
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throughout the year and in between regularly scheduled meetings on particular matters as the need arose, as well as information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s and sub-adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund”), which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and the Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. In addition, the Board received and considered information furnished by Federated Hermes on the impacts of the coronavirus (COVID-19) outbreak on Federated Hermes generally and the Fund in particular, including, among other information, the current and anticipated impacts on the management, operations and performance of the Fund. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of
Semi-Annual Shareholder Report

compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contracts generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds. While individual members of the Board may have weighed certain factors differently, the Board’s determination to continue the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
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Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser’s personnel, experience and track record, as well as the financial resources and overall reputation of Federated Hermes and its willingness to invest in personnel and infrastructure that benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to incorporate environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC such as the liquidity risk management program rules. In addition, the Board considered the response by the Adviser to recent market conditions and considered the overall performance of the Adviser in this context. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program. The Adviser’s ability to execute this program was one of the Board’s considerations in reaching a conclusion that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contract.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board also considered the Fund’s performance in light of the overall recent market conditions. The Board considered detailed investment reports on the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings and evaluated the Adviser’s analysis of the Fund’s performance for these time periods. The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful,
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though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the one-year, three-year and five-year periods ended December 31, 2019, the Fund’s performance was above the median of the relevant Performance Peer Group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contract.
Fund Expenses
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s investors. The Board noted that the range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
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For comparison, the Board received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients such as institutional separate accounts and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) and the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
The Board considered the CCO’s view that the services, administrative responsibilities and risks associated with such relationships are quite different than serving as a primary adviser to a fund.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contract.
Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to
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Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered the fact that, in order for the Federated Hermes Funds to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered that, during the prior year, an independent consultant conducted a review of the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract. The Board noted the consultant’s view that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the
Semi-Annual Shareholder Report

Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management, trading operations, issuer engagement (including with respect to ESG matters), shareholder services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the Federated Hermes Fund family as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. Federated Hermes, as it does throughout the year, and specifically in connection with the Board’s review of the Contract, furnished information relative to adviser-paid fees (commonly referred to as revenue sharing). The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
Conclusions
The Board considered the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable and the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Hermes Funds.
Semi-Annual Shareholder Report

In its determination to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser’s industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s approval of the Contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the Contract was appropriate.
The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to continue the existing arrangement.
Semi-Annual Shareholder Report

Liquidity Risk Management Program– Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes High Yield Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes Opportunistic High Yield Bond Fund (the “Fund” and, collectively with the Federated Hermes funds, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of the Fund’s investment adviser as the administrator for the Program for the Fund. Each affiliated Federated Hermes advisory subsidiary (including the Fund’s investment adviser) that serves as investment adviser to a Federated Hermes Fund (including the Fund) has been approved as the administrator of the Program for each Federated Hermes Fund they manage (each an “Administrator”). The Administrator in turn has delegated daily responsibility for the administration of the Program to multiple Liquidity Risk Management Committees (the “Committees”). The Committees, which are comprised of representatives of Enterprise Risk Management, Compliance, Investment Management and Trading, must review and assess certain information related to the liquidity of the Federated Hermes Funds, including the Fund.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2020, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from the Program’s inception on December 1, 2018 through March 31, 2020 (the “Period”). The Report
Semi-Annual Shareholder Report

addressed the operation of the Program and assessed its adequacy and effectiveness, including, where applicable, the operation of any HLIM established for a Federated Hermes Fund and each Federated Hermes Fund’s access to other available funding sources such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind and committed lines of credit. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
■ confirmation that the Fund did not utilize alternative funding sources during the Period;
■ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
■ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments and the results of an evaluation of the services performed by the vendor in support of this process;
■ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
■ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period and the procedures for monitoring this limit; and
■ liquidity events during the Period, including the impact on liquidity caused by extended non-U.S. market closures and the market disruptions resulting from the novel coronavirus outbreak, and the fact that there were no specific liquidity events during the Period that materially affected the Fund’s liquidity risk.
Based on this review, the Fund’s investment adviser, in its role as Administrator, collectively with the other investment advisers to the Federated Hermes Funds, concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedInvestors.com.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
  IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated Hermes Opportunistic High Yield Bond Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314197302
CUSIP 314197401
CUSIP 314197203
CUSIP 314197104
CUSIP 314197807
8092705 (10/20)
© 2020 Federated Hermes, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Hermes High Yield Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date October 23, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date October 23, 2020

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date October 23, 2020